Description of Business and Organization	12 Months Ended
Mar. 31, 2024
Description of Business and Organization [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

Note 1 – DESCRIPTION OF BUSINESS AND ORGANIZATION

China Jo-Jo Drugstores, Inc. (“Jo-Jo Drugstores” or the “Company”), was incorporated in Nevada on December 19, 2006, originally under the name “Kerrisdale Mining Corporation”. On September 24, 2009, the Company changed its name to “China Jo-Jo Drugstores, Inc.” in connection with a share exchange transaction as described below.

On September 17, 2009, the Company completed a share exchange transaction with Renovation Investment (Hong Kong) Co., Ltd. (“Renovation”), whereby 7,900,000 shares of ordinary shares were issued to the stockholders of Renovation in exchange for 100% of the capital stock of Renovation. The completion of the share exchange transaction resulted in a change of control. The share exchange transaction was accounted for as a reverse acquisition and recapitalization and, as a result, the consolidated financial statements of the Company (the legal acquirer) are, in substance, those of Renovation (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the share exchange transaction. Renovation has no substantive operations of its own except for its holdings of Zhejiang Jiuxin Investment Management Co., Ltd. (“Jiuxin Management”), Zhejiang Shouantang Medical Technology Co., Ltd. (“Shouantang Technology”) and Hangzhou Jiutong Medical Technology Co., Ltd (“Jiutong Medical”), Hangzhou Jiuyi Medical Technology Co. Ltd. (“Jiuyi Technology”), its wholly-owned subsidiaries.

The Company is an online and offline retailer and wholesale distributor of pharmaceutical and other healthcare products in the People’s Republic of China (“China” or the “PRC”). The Company’s offline retail business is comprised primarily of pharmacies, which are operated by Hangzhou Jiuzhou Grand Pharmacy Chain Co., Ltd. (“Jiuzhou Pharmacy”), a company that the Company controls through contractual arrangements.

The Company’s offline retail business also includes four medical clinics through Hangzhou Jiuzhou Clinic of Integrated Traditional and Western Medicine (“Jiuzhou Clinic”) and Hangzhou Jiuzhou Medical and Public Health Service Co., Ltd. (“Jiuzhou Service”), both of which are also controlled by the Company through contractual arrangements. In May 2014, Shouantang Technology established Hangzhou Shouantang Bio-technology Co., Ltd. (“Shouantang Bio”). In May 2016, Shouantang Bio set up and held 49% of Hangzhou Kahamadi Bio-technology Co., Ltd. (“Kahamadi Bio”), a joint venture specializing in brand name development for nutritional supplements. In 2018, Jiuzhou Pharmacy invested a total of $741,540 (RMB5,100,000) in and held 51% of Zhejiang Jiuzhou Linjia Medical Investment and Management Co. Ltd (“Linjia Medical”), which has ceased its operation as of March 31, 2021.

The Company currently conducts its online retail pharmacy business through Jiuzhou Pharmacy, which holds the Company’s online pharmacy license. On September 10, 2015, Renovation set up Jiuyi Technology to provide additional technical support such as webpage development to our online pharmacy business. In November 2015, the technical support function was transferred back to Jiuzhou Pharmacy, which hosts our online pharmacy.

The Company’s wholesale business is primarily conducted through Zhejiang Jiuxin Medicine Co., Ltd. (“Jiuxin Medicine”), which is licensed to distribute prescription and non-prescription pharmaceutical products throughout China. Jiuzhou Pharmacy acquired Jiuxin Medicine on August 25, 2011. On April 20, 2018, 10% of Jiuxin Medicine shares were sold to Hangzhou Kangzhou Biotech Co. Ltd. for a total proceeds of $79,625 (RMB 507,760). On January 29, 2021, The Company bought back the 10% of Jiuxin Medicine for a total price of $77,410(RMB507, 760).

The Company’s herb farming business is conducted by Hangzhou Qianhong Agriculture Development Co., Ltd. (“Qianhong Agriculture”), a wholly-owned subsidiary of Jiuxin Management.

On July 30, 2021, China Jo-Jo Drugstores, Inc., a Nevada corporation (“CJJD”), completed a corporate reorganization (the “Reorganization” or “Redomicile Merger”), resulting in China Jo-Jo Drugstores Holdings, Inc., a company incorporated under the laws of the Cayman Islands (“CJJD Cayman”), becoming the publicly held parent company of CJJD, with CJJD merged with and into CJJD Cayman, pursuant to the Agreement and Plan of Merger, dated as of May 14, 2021, by and between CJJD and CJJD Cayman (the “Merger Agreement”). Prior to the Reorganization, shares of CJJD’s ordinary shares were registered pursuant to Section 12(b) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and listed on the NASDAQ Capital Market under the symbol “CJJD.” As a result of the Reorganization, each issued and outstanding share of CJJD’s ordinary shares was converted into the right to receive one CJJD Cayman ordinary share, which shares were issued by CJJD Cayman as part of the Reorganization.

On April 7, 2022, the Company effected a 1-for-12 reverse stock split on its ordinary shares. Upon the effectiveness of the reverse stock split, every 12 shares of the Company’s issued and outstanding ordinary shares were automatically be converted into one issued and outstanding ordinary share. No fractional shares were issued as a result of the reverse stock split. Instead, any fractional shares that would have resulted from the split were rounded up to the next whole number. The reverse stock split affects all shareholders uniformly and will not alter any shareholder’s percentage interest in the Company’s outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares.

On March 1, 2024, the Company effected a 1-for-20 reverse stock split on its ordinary shares. Upon the effectiveness of the reverse stock split, every 20 shares of the Company’s issued and outstanding ordinary shares were automatically be converted into one issued and outstanding ordinary share. No fractional shares were issued as a result of the reverse stock split. Instead, any fractional shares that would have resulted from the split were rounded up to the next whole number. The reverse stock split affects all shareholders uniformly and will not alter any shareholder’s percentage interest in the Company’s outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Entity Name	Background	Ownership
Renovation	● Incorporated in Hong Kong SAR on September 2, 2008	100%

Jiuxin Management	● Established in the PRC on October 14, 2008 ● Deemed a wholly foreign owned enterprise (“WFOE”) under PRC law ● Registered capital of $30.0 million	100%

Shouantang Technology	● Established in the PRC on July 16, 2010 by Renovation with registered capital of $20 million ● Registered capital requirement reduced by the SAIC to $11 million in July 2012 and is fully paid ● Deemed a WFOE under PRC law ● Invests and finances the working capital of Quannuo Technology	100%

Qianhong Agriculture	● Established in the PRC on August 10, 2010 by Jiuxin Management ● Registered capital of RMB 10 million fully paid ● Carries out herb farming business	100%

Jiuzhou Pharmacy (1)	● Established in the PRC on September 9, 2003 ● Registered capital of RMB 5 million fully paid ● Operates the “Jiuzhou Grand Pharmacy” stores in Hangzhou	VIE by contractual arrangements (2)

Jiuzhou Clinic (1)	● Established in the PRC as a general partnership on October 10, 2003	VIE by contractual arrangements (2)

	● Operates a medical clinic adjacent to one of Jiuzhou Pharmacy’s stores

Jiuzhou Service (1)	● Established in the PRC on November 2, 2005 ● Registered capital of RMB 500,000 fully paid ● Operates a medical clinic adjacent to one of Jiuzhou Pharmacy’s stores	VIE by contractual arrangements (2)

Entity Name	Background	Ownership
Jiuxin Medicine	● Established in PRC on December 31, 2003 ● Acquired by Jiuzhou Pharmacy in August 2011 ● Registered capital of RMB 10 million fully paid ● Carries out pharmaceutical distribution services	VIE by contractual arrangements as a wholly-owned subsidiary of Jiuzhou Pharmacy (2)

Jiutong Medical	● Established in the PRC on December 20, 2011 by Renovation ● Registered capital of $2.6 million fully paid ● Currently has no operation	100%

Shouantang Bio	● Established in the PRC in October, 2014 by Shouantang Technology ● 100% held by Shouantang Technology ● Registered capital of RMB 1,000,000 fully paid ● Sells nutritional supplements under its own brand name	100%

Jiuyi Technology	● Established in the PRC on September 10, 2015 ● 100% held by Renovation ● Technical support to online pharmacy	100%

Kahamadi Bio	● Established in the PRC in May 2016 ● 49% held by Shouantang Bio ● Registered capital of RMB 10 million ● Develop brand name for nutritional supplements	49%

Linjia Medical	● Established in the PRC in September 27, 2017 ● 51% held by Jiuzhou Pharmacy ● Registered capital of RMB 20 million ● Operates local clinics	VIE by contractual arrangements as a controlled subsidiary of Jiuzhou Pharmacy (2)

Shouantang Clinic	● Established in the PRC in September 2, 2022 ● 100% held by Jiuzhou Pharmacy ● Registered capital of RMB 0.1 million ● Operates local clinics	VIE by contractual arrangements as a controlled subsidiary of Jiuzhou Pharmacy (2)

Jiuzhen Health	● Established in the PRC in November 11, 2022 ● 100% held by Jiuzhou Pharmacy ● Registered capital of RMB 0.1 million	VIE by contractual arrangements as a controlled subsidiary of Jiuzhou Pharmacy (2)

Hongtong Service	● Health care delivery ● Established in the PRC in May 12, 2022 ● 100% held by Jiuzhou Pharmacy ● Registered capital of RMB 0.1 million ● Daily service	VIE by contractual arrangements as a controlled subsidiary of Jiuzhou Pharmacy (2)

(1)	Jiuzhou Pharmacy, Jiuzhou Clinic and Jiuzhou Service had been under the common control of Mr. Lei Liu and Ms. Li Qi, the three shareholders (the “Owners”) since their respective establishment dates, pursuant to agreements among the Owners to vote their interests in concert as memorialized in a voting rights agreement. Based on such voting agreement, the Company has determined that common control exists among these three companies. The Owners have operated these three companies in conjunction with one another since each company’s respective establishment date. Jiuxin Medicine is also deemed under the common control of the Owners as a subsidiary of Jiuzhou Pharmacy.

(2)	To comply with certain foreign ownership restrictions of pharmacy and medical clinic operators, Jiuxin Management entered into a series of contractual arrangements with Jiuzhou Pharmacy, Jiuzhou Clinic and Jiuzhou Service on August 1, 2009. These contractual arrangements are comprised of five agreements: a consulting services agreement, an operating agreement, an equity pledge agreement, a voting rights agreement and an option agreement. Because such agreements obligate Jiuxin Management to absorb all of the risks of loss from the activities of Jiuzhou Pharmacy, Jiuzhou Clinic and Jiuzhou Service, and enable the Company (through Jiuxin Management) to receive all of their expected residual returns, the Company accounts for each of the three companies (as well as subsidiaries of Jiuzhou Pharmacy) as a variable interest entity (“VIE”) under the accounting standards of the Financial Accounting Standards Board (“FASB”). Accordingly, the financial statements of Jiuzhou Pharmacy, Jiuzhou Clinic and Jiuzhou Service, as well as the subsidiaries under the control of Jiuzhou Pharmacy, Jiuxin Medicine and Shouantang Bio are consolidated into the financial statements of the Company.

Liquidity and capital resources

As of March 31, 2024, we had cash of approximately $32.9 million and a working capital deficit of $4.7 million. During the year ended March 31, 2024, we had a net loss of approximately $4.2 million and net cash used in operating activities were $2.9 million. However, non-cash expenses such as investment loss accounts for approximately $1.6 million, respectively. Excluding these non-cash expenses, the net loss is approximately $2.6 million.

The Company’s accounts have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”) on a going concern basis. The going concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon aligning its sources of funding (debt and equity) with its expenditure requirements and repayment of the short-term debts as and when they become due.

In order to meet its capital demand, the Company strived to raise funds in the capital market, increase its credit line from the local banks, and improve its store performance in the near future.

On September 26, 2023, the Company closed a private placement of 498,000 shares of ordinary shares at $5.20 per share with gross proceeds of $2,589,600. On April 29, 2024, the Company entered into certain Share Purchase Agreements (the “Purchase Agreement”) with several investors (the “Investors”) pursuant to which the Company agreed to sell to the Investors, and the Investors agreed to purchase from the Company, in a registered direct offering, an aggregate of 900,000 ordinary shares (the “Shares”), par value $0.24 per share, of the Company (“Ordinary Shares”), at a purchase price of $1.70 per Share (the “Purchase Price”), for aggregate gross proceeds to the Company of $1,530,000. On May 10, 2024, the Company entered into certain Share Purchase Agreements (the “Purchase Agreement”) with several investors (the “Investors”) pursuant to which the Company agreed to sell to the Investors, and the Investors agreed to purchase from the Company, in a registered direct offering, an aggregate of 1,610,000 ordinary shares (the “Shares”), par value $0.24 per share, of the Company (“Ordinary Shares”), at a purchase price of $1.70 per Share (the “Purchase Price”), for aggregate gross proceeds to the Company of $2,737,000. On June 11, 2024, the Company entered into certain Share Purchase Agreements (the “Purchase Agreement”) with several investors (the “Investors”) pursuant to which the Company agreed to sell to the Investors, and the Investors agreed to purchase from the Company, in a registered direct offering, an aggregate of 1,980,000 ordinary shares (the “Shares”), par value $0.24 per share, of the Company (“Ordinary Shares”), at a purchase price of $1.70 per Share (the “Purchase Price”), for an aggregate gross proceeds to the Company of $3,366,000. The private placements raised a total gross proceeds of $10,222,600.

The Company has a credit line agreement from a local bank as described in detail in Note 15 and Note 16. As of March 31, 2024, approximately $1.55 million of the aforementioned bank credit line was available for further borrowing. On June 6, 2024, bank credit line increased by $5.54 million (RMB 40,000,000). As the economy growth slows down, the national interest continues to decrease. local banks are encouraged to provide low interest rate loans to local enterprises.

The Company has also obtained additional government insurance reimbursement certificates for its stores opened in the last two years. In a mature store, nearly half of the revenue are generated by customers utilizing the government insurance program. With these certificates, mature stores are able to attract more customers who are eligible for the insurance program, and its sales may significantly increase in the next 12 months.

Based on the above factors, the Company believes it can support its operations for at least the next 12 months.